Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Nonvested Stock Units
Nonvested at beginning period	1,714	1,643	1,621
Restricted stock units granted	2,326	1,692	1,584
Restricted stock units vested	(1,596)	(1,564)	(1,505)
Restricted stock units forfeited	(134)	(57)	(57)
Nonvested at ending period	2,310	1,714	1,643	1,621
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 9.37	$ 8.08	$ 13.85
Restricted stock units granted	17.62	9.40	8.01
Restricted stock units vested	9.31	8.02	14.12
Restricted stock units forfeited	14.99	9.31	9.59
Nonvested at ending period	$ 17.37	$ 9.37	$ 8.08	$ 13.85
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	1 year 6 months 25 days	3 months 21 days	3 months 14 days	4 months 17 days